Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 27, 2022	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Price per unit (in Dollars per share)		$ 0.35	$ 0.35
Aggregate amount	$ 6.3	$ 11.4	$ 11.4
Contingent fees		$ 5.2	$ 5.0
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Price per unit (in Dollars per share)		$ 0.2	$ 0.2
Aggregate amount		$ 6.5	$ 6.5